Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The tables below show a maturity analysis of contractual undiscounted cash flows, showing items at the earliest date on which the Company could be required to pay the liability:

2017	2018	2019	2020	2021	2022	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	5.1	5.1	5.1	5.1	5.1	1,384.0	1,409.5
Borrowings-interest	46.3	46.0	46.0	45.7	45.5	62.9	292.4
Forward contracts Sell	484.0	—	—	—	—	—	484.0
Forward contracts Buy	(479.6)	—	—	—	—	—	(479.6)
Cross Currency Interest Rate Swaps Pay	29.1	28.7	28.6	28.4	801.4	—	916.2
Cross Currency Interest Rate Swaps Receive	(32.0)	(31.6)	(31.4)	(31.2)	(759.3)	—	(885.5)
Trade and other payables excluding non-financial liabilities	441.6	—	—	—	—	—	441.6
Total	494.5	48.2	48.3	48.0	92.7	1,446.9	2,178.6

2016	2017	2018	2019	2020	2021	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	—	—	—	1,464.2	—	—	1,464.2
Borrowings-interest	59.7	60.0	60.9	29.9	—	—	210.5
Forward contracts Sell	367.8	—	—	—	—	—	367.8
Forward contracts Buy	(381.3)	—	—	—	—	—	(381.3)
Trade and other payables excluding non-financial liabilities	439.1	—	—	—	—	—	439.1
Total	485.3	60.0	60.9	1,494.1	—	—	2,100.3

Disclosure of maturity analysis for derivative financial liabilities [text block]
The tables below show a maturity analysis of contractual undiscounted cash flows, showing items at the earliest date on which the Company could be required to pay the liability:

2017	2018	2019	2020	2021	2022	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	5.1	5.1	5.1	5.1	5.1	1,384.0	1,409.5
Borrowings-interest	46.3	46.0	46.0	45.7	45.5	62.9	292.4
Forward contracts Sell	484.0	—	—	—	—	—	484.0
Forward contracts Buy	(479.6)	—	—	—	—	—	(479.6)
Cross Currency Interest Rate Swaps Pay	29.1	28.7	28.6	28.4	801.4	—	916.2
Cross Currency Interest Rate Swaps Receive	(32.0)	(31.6)	(31.4)	(31.2)	(759.3)	—	(885.5)
Trade and other payables excluding non-financial liabilities	441.6	—	—	—	—	—	441.6
Total	494.5	48.2	48.3	48.0	92.7	1,446.9	2,178.6

2016	2017	2018	2019	2020	2021	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	—	—	—	1,464.2	—	—	1,464.2
Borrowings-interest	59.7	60.0	60.9	29.9	—	—	210.5
Forward contracts Sell	367.8	—	—	—	—	—	367.8
Forward contracts Buy	(381.3)	—	—	—	—	—	(381.3)
Trade and other payables excluding non-financial liabilities	439.1	—	—	—	—	—	439.1
Total	485.3	60.0	60.9	1,494.1	—	—	2,100.3